Allowance for Loan Losses - Summary of Allowance for Loan Losses and Recorded Investments (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Individually Evaluated for Impairment	$ 55		$ 97			$ 2,231
Allowance for Loan Losses, Collectively Evaluated for Impairment	47,261		46,158			44,253
Total Allowance for Loan Losses	47,316	46,580	46,255	47,983	46,105	46,484	48,841
Portfolio Loans, Individually Evaluated for Impairment	45,992		52,856			82,641
Portfolio Loans, Collectively Evaluated for Impairment	3,755,197		3,513,343			3,263,981
Total Portfolio Loans	3,801,189		3,566,199			3,346,622
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Individually Evaluated for Impairment	0		0			1,226
Allowance for Loan Losses, Collectively Evaluated for Impairment	19,977		18,921			24,020
Total Allowance for Loan Losses	19,977	20,733	18,921	17,689	23,484	25,246	29,804
Portfolio Loans, Individually Evaluated for Impairment	21,028		26,968			39,994
Portfolio Loans, Collectively Evaluated for Impairment	1,670,621		1,580,788			1,412,139
Total Portfolio Loans	1,691,649		1,607,756			1,452,133
Commercial and Industrial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Individually Evaluated for Impairment	0		0			1,002
Allowance for Loan Losses, Collectively Evaluated for Impairment	13,898		14,433			6,757
Total Allowance for Loan Losses	13,898	13,004	14,433	14,799	9,123	7,759	11,274
Portfolio Loans, Individually Evaluated for Impairment	9,643		9,580			13,283
Portfolio Loans, Collectively Evaluated for Impairment	936,723		832,869			778,113
Total Portfolio Loans	946,366		842,449			791,396
Commercial Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Individually Evaluated for Impairment	0		25			3
Allowance for Loan Losses, Collectively Evaluated for Impairment	5,178		5,349			7,497
Total Allowance for Loan Losses	5,178	4,759	5,374	7,999	5,812	7,500	3,703
Portfolio Loans, Individually Evaluated for Impairment	8,143		8,072			18,512
Portfolio Loans, Collectively Evaluated for Impairment	175,366		135,603			149,631
Total Portfolio Loans	183,509		143,675			168,143
Consumer Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Individually Evaluated for Impairment	45		53
Allowance for Loan Losses, Collectively Evaluated for Impairment	6,718		6,309			5,058
Total Allowance for Loan Losses	6,763	6,705	6,362	6,377	6,655	5,058	3,166
Portfolio Loans, Individually Evaluated for Impairment	7,045		8,079			10,827
Portfolio Loans, Collectively Evaluated for Impairment	906,013		896,357			850,248
Total Portfolio Loans	913,058		904,436			861,075
Other Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Individually Evaluated for Impairment	10		19
Allowance for Loan Losses, Collectively Evaluated for Impairment	1,490		1,146			921
Total Allowance for Loan Losses	1,500	1,379	1,165	1,119	1,031	921	894
Portfolio Loans, Individually Evaluated for Impairment	133		157			25
Portfolio Loans, Collectively Evaluated for Impairment	66,474		67,726			73,850
Total Portfolio Loans	$ 66,607		$ 67,883			$ 73,875